This is filed pursuant to Rule 497(e).
File Nos. 333-120487 and 811-21673.

[LOGO]

                                        The AllianceBernstein Pooling Portfolios
                             -AllianceBernstein Global Research Growth Portfolio
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Supplement dated April 1, 2007 to the Prospectus dated December 29, 2006 of The
AllianceBernstein(R) Pooling Portfolios that offers shares of AllianceBernstein Global Research Growth Portfolio.

The following information supplements certain information in the Prospectus under the heading "Management of the Funds - Portfolio Managers".

As of April 1, 2007, Eric Hewitt and Paul Vogel replace Scott E. McElroy as research sector heads with responsibility for the day-to-day management of AllianceBernstein Global Research Growth Portfolio. Norman M. Fidel, Jane E. Schneirov, Janet A. Walsh, Thomas A. Schmitt and Frances X. Suozzo continue as research sector heads with responsibility for the day-to-day management of the Fund. The following table sets forth the length of time that Messrs. Hewitt and Vogel have been primarily responsible for the Fund, and each person's principal occupation during the past five years:

---------------------------------------- ---------------------------------------------
Employee; Year; Title                    Principal Occupation(s);During the Past Five
                                         (5) Years
---------------------------------------------------------------------------------------
Eric Hewitt; since April 2007;           Vice President of the Adviser, with which he
Vice President of AllianceBernstein      has been associated in a substantially
L.P. (the "Adviser")                     similar capacity to his current position
                                         since prior to 2002.

Paul Vogel; since April 2007; Senior     Senior Vice President of the Adviser, with
Vice President of the Adviser            which
                                         he has been associated in a substantially
                                         similar capacity to his current position since
                                         prior to 2002.

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

This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

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